Consolidated Statements of Changes in Shareholders' Equity Deficiency (Unaudited) - USD ($)	Total	Common Stock	Additional paid-in capital	Accumulated deficit
Beginning Balance at Dec. 31, 2012	$ 3,551,106	$ 11,169	$ 125,820,318	$ (122,280,381)
Beginning Balance, Shares at Dec. 31, 2012		11,168,905
Common stock issued in Unit offering	6,210,537	$ 6,774	6,203,763
Common stock issued in unit offering, shares		6,773,995
Warrants issued in Unit offering	(4,827,788)		(4,827,788)
Issuance of common stock to collaboration partner	1,500,000	$ 1,034	1,498,966
Issuance of common stock to collaboration partner, Shares		1,034,483
Fair value of common stock warrants issued to vendors	4,775		4,775
Issuance of common stock pursuant to Lincoln Park equity line	528,051	$ 383	527,668
Issuance of common stock pursuant to lincoln park equity line, shares		383,370
Issuance of common stock to vendor	82,148	$ 55	82,093
Issuance of common stock to vendor, Shares		55,104
Reclassification of warrant liability to additional paid in capital upon partial exercise of warrants issued in unit offering	201,311		201,311
Issuance of shares from exercise of stock options and warrants	235,975	$ 211	235,764
Issuance of shares from exercise of stock options and warrants, Shares		210,582
Stock-based compensation expense	803,060		$ 803,060
Net loss	(10,058,996)			$ (10,058,996)
Balance at Dec. 31, 2013	(1,769,821)	$ 19,626	$ 130,549,930	$ (132,339,377)
Balance, Shares at Dec. 31, 2013		19,626,439
Common stock issued in Unit offering	1,937,894	$ 1,887	1,936,007
Common stock issued in unit offering, shares		1,886,530
Issuance of common stock to collaboration partner	$ 100,002	$ 43	99,959
Issuance of common stock to collaboration partner, Shares		43,067
Issuance of common stock from cashless exercise of warrants		$ 143	(143)
Issuance of common stock from cashless exercise of warrants,shares		143,004
Shares issued in connection with acquisition of in-process research and development	$ 3,750,000	$ 1,849	3,748,151
Shares issued in connection with acquisition of in-process research and development,shares		$ 1,849,113
Fair value of common stock warrants issued to vendors	4,775		4,775
Issuance of common stock pursuant to Lincoln Park equity line	470,475	$ 231	470,244
Issuance of common stock pursuant to lincoln park equity line, shares		230,743
Issuance of common stock to vendor	256,040	$ 121	255,919
Issuance of common stock to vendor, Shares		121,000
Reclassification of warrant liability to additional paid in capital upon partial exercise of warrants issued in unit offering	1,055,490		1,055,490
Issuance of shares from exercise of stock options	28,078	$ 37	28,041
Issuance of shares from exercise of stock options,shares		36,672
Stock-based compensation expense	720,150		$ 720,150
Net loss	(6,706,972)			$ (6,706,972)
Balance at Dec. 31, 2014	(153,889)	$ 23,937	$ 138,868,523	$ (139,046,349)
Balance, Shares at Dec. 31, 2014		23,936,568
Issuance of common stock pursuant to Lincoln Park equity line	1,115,025	$ 614	1,114,411
Issuance of common stock pursuant to lincoln park equity line, shares		613,611
Issuance of common stock to vendor	118,761	$ 77	118,684
Issuance of common stock to vendor, Shares		77,243
Reclassification of warrant liability to additional paid in capital upon partial exercise of warrants issued in unit offering	2,543,117		2,543,117
Issuance of shares from exercise of stock options and warrants	1,113,164	$ 1,739	1,111,425
Issuance of shares from exercise of stock options and warrants, Shares		1,739,286
Issuance of shares from exercise of stock options	11,750	$ 8	11,742
Issuance of shares from exercise of stock options,shares		8,125
Stock-based compensation expense	279,188		$ 279,188
Net loss	(8,547,016)			$ (8,547,016)
Balance at Jun. 30, 2015	$ (3,519,900)	$ 26,375	$ 144,047,090	$ (147,593,365)
Balance, Shares at Jun. 30, 2015		26,374,833